(Loss)/Earnings per Common Share - Basic and Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
Net (loss)/income attributable to Navios Logistics' stockholders	$ (16,704)	$ 9,716	$ 156
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net (loss)/earnings per share from continuing operations:
Basic and diluted	$ (0.8352)	$ 0.4858	$ 0.0078